Acquisition of Windfall Project - Schedule of Fair Value of Contingent Consideration (Details) - Windfall Project $ in Millions, $ in Millions	8 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	May 02, 2023 CAD ($)	May 02, 2023 USD ($)
Using the above inputs and valuation technique, the fair value of the contingent consideration amounted to:
Net change in fair value	$ 9.9	$ 7.3
Translation	0.0	4.4
Contingent consideration liability	268.3		$ 202.5
C$300.0 million contingent consideration – initial fair value
Using the above inputs and valuation technique, the fair value of the contingent consideration amounted to:
Contingent and exploration considerations	300.0			$ 258.4	$ 190.8
Net change in fair value	9.9	7.3
C$75.0 million exploration consideration – initial present value
Using the above inputs and valuation technique, the fair value of the contingent consideration amounted to:
Contingent and exploration considerations	75.0			$ 52.9	$ 39.1
Net change in fair value	3.9	2.9
Translation	0.0	$ 0.9
Contingent consideration liability	$ 56.8		$ 42.9